Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in Shares)	1,328,152,166	[1]	664,158,704	297,914,797

[1]	US Dollars numbers presented solely for convenience of the reader